Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Required under Lease Agreement

Future minimum payments required under the lease agreements as of September 30, 2021 follow:

2021 (for the remainder of)	$83,827
2022	236,439
2023	242,830
2024	249,278
2025	116,309
Thereafter	29,604

$958,287
Future minimum payments required under the lease agreement are as follows as of December 31:
2021	$205,463
2022	172,207
2023	176,670
2024	181,134
2025	46,120
Total	$781,594